Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) - Dec. 31, 2017 CAD in Thousands, $ in Thousands	CAD	USD ($)
Fair Value Disclosures [Abstract]
Cash and cash equivalents and restricted cash	CAD 26,259	$ 38,491
Accounts receivable	14,468	238,637
Allowance for doubtful accounts	0	(5,555)
Notes receivable	37,710	3,318
Maximum exposure to credit risk for financial instruments	CAD 78,437	$ 274,891